Stock Options and Warrants - Summary of the Changes in Options Outstanding and the Related Exercise Prices for the Shares of the Company's Common Stock Options Issued (Detail) (USD $)				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2013 2006 Plan and 2010 Plan [Member]	Dec. 31, 2012 2006 Plan and 2010 Plan [Member]	Dec. 31, 2011 2006 Plan and 2010 Plan [Member]	Dec. 31, 2009 2006 Plan and 2010 Plan [Member]	Sep. 30, 2013 Outside Plan [Member]	Dec. 31, 2011 Outside Plan [Member]
Summary of the changes in options outstanding and the related exercise prices for the shares of the Company's common stock options issued
Number of Shares, Outstanding, Beginning balance	48,429,166	6,670,878	9,565,552	15,122,900	14,730,207	10,009,937		8,254,232	10,708,939
Number of Shares, Granted				1,352,500	2,398,000	6,997,500	10,257,593
Number of Shares, Exercised					(17,500)	(300,820)			(454,170)
Number of Shares, Canceled or expired				(390,000)	(1,987,807)	(1,976,410)		(644,939)	(2,000,537)
Number of Shares, Outstanding, Ending balance	48,429,166	6,670,878	9,565,552	16,085,400	15,122,900	14,730,207		7,609,293	8,254,232
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance				$ 1.18	$ 1.26	$ 0.92		$ 0.65	$ 0.64
Weighted Average Exercise Price Per Share, Granted				$ 0.27	$ 0.38	$ 1.69
Weighted Average Exercise Price Per Share, Exercised					$ 0.22	$ 0.50			$ 0.59
Weighted Average Exercise Price Per Share, Canceled or expired				$ 0.56	$ 0.78	$ 1.17		$ 1.00	$ 0.62
Weighted Average Exercise Price Per Share, Outstanding, Ending balance				$ 1.12	$ 1.18	$ 1.26		$ 0.62	$ 0.65